Property, Plant and Equipment Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment acquired	€ 48.5	€ 78.3